Summary of significant accounting policies (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Buildings Minimum	Mar. 31, 2014 Buildings Maximum	Mar. 31, 2014 Leasehold Improvements	Mar. 31, 2014 Machineries Minimum	Mar. 31, 2014 Machineries Maximum	Mar. 31, 2014 Motor Vehicles	Mar. 31, 2014 Furniture, Fixtures and Office Equipment Minimum	Mar. 31, 2014 Furniture, Fixtures and Office Equipment Maximum	Mar. 31, 2014 Construction-in-progress CNY
Property, Plant and Equipment
Estimated useful lives					37 years 6 months	50 years	10 years	5 years	10 years	5 years	3 years	5 years
Depreciation expense	$ 5,219	32,444	31,253	24,736									0